VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
VAN KAMPEN GLOBAL FRANCHISE FUND

Supplement dated April 29, 2009
to the

Class A Shares, Class B Shares and Class C Shares Prospectus
dated November 1, 2008,
as previously supplemented on November 20, 2008 and
November 1, 2008
and the Class I Shares Prospectus
dated November 1, 2008,
as previously supplemented on November 1, 2008

The portfolio manager changes described below become effective on or about June 15, 2009. At that time, the Prospectuses are supplemented as follows:

1) The section entitled “Investment Advisory Services — Investment Subadviser” is hereby deleted in its entirety and replaced with the following:

Investment Subadvisers

Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited are the Fund’s investment subadvisers (the “Subadvisers”). The Subadvisers are wholly-owned subsidiaries of Morgan Stanley. The Subadvisers select, buy and sell securities for the Fund with the supervision of the Adviser. At March 31, 2009, Morgan Stanley Investment Management Company, together with its investment management affiliates, managed and supervised assets of approximately $351 billion. Morgan Stanley Investment Management Company’s principal office is located at 23 Church Street, 16-01 Capital Square, Singapore 049481. At March 31, 2009, Morgan Stanley Investment Management Limited, together with its investment management affiliates, managed and supervised assets of approximately $351 billion. Morgan Stanley Investment Management Limited’s principal office is located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

Subadvisory agreements. The Adviser has entered into a subadvisory agreement with each of the Subadvisers to assist the Adviser in performing its investment advisory functions. The Adviser pays each of the Subadvisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund. The subadvisory agreement with Morgan Stanley Investment Management Limited was approved on April 17, 2009 by the Fund’s Board of Directors, and the independent trustees voting separately, as being fair and reasonable and being in the best interests of the Fund and its shareholders. A discussion regarding the basis for the Board of Directors’ approval of such subadvisory agreement will be available in the Fund’s next Annual Report for the fiscal year ended June 30, 2009.

2) The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio Management” are hereby deleted in their entirety and replaced with the following:

The Fund is managed by members of the International Equity team. The International Equity team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William D. Lock and Walter B. Riddell, each a Managing Director of Morgan Stanley Investment Management Limited, Peter J. Wright, a Managing Director of Morgan Stanley Investment Management Company and John S. Goodacre and Christian Derold, each an Executive Director of Morgan Stanley Investment Management Limited.

Mr. Lock has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since 1994 and began managing the Fund in June 2009. Mr. Riddell has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since 1995 and began managing the Fund in June 2009. Mr. Wright has been associated with Morgan Stanley Investment Management Company or its affiliates since 1996 and began managing the Fund in June 2009. Mr. Goodacre has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since 2003 and began managing the Fund in June 2009. Mr. Derold has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since May 2006 and began managing the Fund in June 2009. Prior to

May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Messrs. Lock and Wright are co-lead managers of the Fund. Each member of the team has both global sector research responsibilities and makes investment management decisions for the Fund. All current members are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLFSPT2 4/09

VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
VAN KAMPEN GLOBAL VALUE EQUITY FUND

Supplement dated April 29, 2009
to the

Class A Shares, Class B Shares and Class C Shares Prospectus
dated November 1, 2008,
as previously supplemented on November 21, 2008 and
November 20, 2008
and the Class I Shares Prospectus
dated November 1, 2008,
as previously supplemented on November 21, 2008

The portfolio manager changes described below become effective on or about June 15, 2009. At that time, the Prospectuses are supplemented as follows:

1) The section entitled “Investment Advisory Services — Investment Subadviser” is hereby deleted in its entirety and replaced with the following:

Investment Subadvisers

Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited are the Fund’s investment subadvisers (the “Subadvisers”). The Subadvisers are wholly-owned subsidiaries of Morgan Stanley. The Subadvisers select, buy and sell securities for the Fund with the supervision of the Adviser. At March 31, 2009, Morgan Stanley Investment Management Company, together with its investment management affiliates, managed and supervised assets of approximately $351 billion. Morgan Stanley Investment Management Company’s principal office is located at 23 Church Street, 16-01 Capital Square, Singapore 049481. At March 31, 2009, Morgan Stanley Investment Management Limited, together with its investment management affiliates, managed and supervised assets of approximately $351 billion. Morgan Stanley Investment Management Limited’s principal office is located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

Subadvisory agreements. The Adviser has entered into a subadvisory agreement with each of the Subadvisers to assist the Adviser in performing its investment advisory functions. The Adviser pays each of the Subadvisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund. The subadvisory agreement with Morgan Stanley Investment Management Limited was approved on April 17, 2009 by the Fund’s Board of Directors, and the independent trustees voting separately, as being fair and reasonable and being in the best interests of the Fund and its shareholders. A discussion regarding the basis for the Board of Directors’ approval of such subadvisory agreement will be available in the Fund’s next Annual Report for the fiscal year ended June 30, 2009.

2) The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio Management” are hereby deleted in their entirety and replaced with the following:

The Fund is managed by members of the International Equity team. The International Equity team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William D. Lock and Walter B. Riddell, each a Managing Director of Morgan Stanley Investment Management Limited, Peter J. Wright, a Managing Director of Morgan Stanley Investment Management Company and John S. Goodacre and Christian Derold, each an Executive Director of Morgan Stanley Investment Management Limited.

Mr. Lock has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since 1994 and began managing the Fund in June 2009. Mr. Riddell has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since 1995 and began managing the Fund in June 2009. Mr. Wright has been associated with Morgan Stanley Investment Management Company or its affiliates since 1996 and began managing the Fund in June 2009. Mr. Goodacre has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since 2003 and began managing the Fund in June 2009. Mr. Derold has been associated with Morgan Stanley Investment Management Limited in an investment management capacity since May 2006 and began managing the Fund in June 2009. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Messrs. Lock and Wright are co-lead managers of the Fund. Each member of the team has both global sector research responsibilities and makes investment management decisions for the Fund. All current members are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MSGLSPT1 4/09

VAN KAMPEN SERIES FUND, INC.

Supplement dated April 29, 2009
to the Statement of Additional Information
dated November 1, 2008,
as previously supplemented on April 17, 2009, January 6, 2009,
November 26, 2008 and November 21, 2008

The portfolio manager changes described below become effective on or about June 15, 2009. At that time, the Statement of Additional Information is supplemented as follows:

1) The third sentence in the third paragraph in the section entitled “GENERAL INFORMATION” is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Company (“MSIM Company”) is a sub-adviser to Emerging Markets Fund, Global Franchise Fund and Global Value Equity Fund (each of MSIM Company and MSIM Limited are hereinafter referred to individually as the “Sub-Adviser” and collectively, as the “Sub-advisers”).

2) The second sentence after the last table and corresponding footnotes in the section entitled “INVESTMENT ADVISORY AGREEMENTS” is hereby deleted and replaced with the following:

MSIM Company is the investment sub-adviser to Emerging Markets Fund, Global Franchise Fund and Global Value Equity Fund.

3) The section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers — Global Franchise Fund,” is hereby deleted in its entirety and replaced with the following:

Other Accounts Managed by Portfolio Managers as of January 31, 2009:

			Pooled
			Investment Vehicles
	Registered		Other than Registered
	Investment Companies		Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of		Total Assets
Portfolio Managers	Accounts	in Accounts	Accounts	in Accounts	Accounts		in Accounts

William D. Lock	3	$3.9 billion	3	$4.0 billion	10	(1)(2)	$3.4 billion(1)(2)
Walter B. Riddell	3	$3.9 billion	3	$4.0 billion	2	(1)	$572.5 million(1)
Peter J. Wright	3	$3.9 billion	3	$4.0 billion	15	(1)	$4.4 billion(1)
John S. Goodacre	2	$3.3 billion	2	$3.9 billion	0		N/A
Christian Derold	2	$3.3 billion	0	N/A	0		N/A

(1)	Includes separate accounts managed under certain “wrap fee programs.”
(2)	Of these accounts, one account with total assets of approximately $274.9 million had performance based fees.

4) The section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers — Global Value Equity Fund,” is hereby deleted in its entirety and replaced with the following:

Other Accounts Managed by Portfolio Managers as of January 31, 2009:

			Pooled
			Investment Vehicles
	Registered		Other than Registered
	Investment Companies		Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of		Total Assets
Portfolio Managers	Accounts	in Accounts	Accounts	in Accounts	Accounts		in Accounts

William D. Lock	3	$3.9 billion	3	$4.0 billion	10	(1)(2)	$3.4 billion(1)(2)
Walter B. Riddell	3	$3.9 billion	3	$4.0 billion	2	(1)	$572.5 million(1)
Peter J. Wright	3	$3.9 billion	3	$4.0 billion	15	(1)	$4.4 billion(1)
John S. Goodacre	2	$3.3 billion	2	$3.9 billion	0		N/A
Christian Derold	2	$3.3 billion	0	N/A	0		N/A

(1)	Includes separate accounts managed under certain “wrap fee programs.”
(2)	Of these accounts, one account with total assets of approximately $274.9 million had performance based fees.

5) The section entitled “Fund Management — Securities Ownership of Portfolio Managers — Global Franchise Fund,” is hereby deleted in its entirety and replaced with the following:

Global Franchise Fund

As of January 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is show below:

William D. Lock -	None
Walter B. Riddell -	None
Peter J. Wright -	None
John S. Goodacre -	None
Christian Derold -	None

6) The section entitled “Fund Management — Securities Ownership of Portfolio Managers — Global Value Equity Fund,” is hereby deleted in its entirety and replaced with the following:

Global Value Equity Fund

As of January 31, 2009, the dollar range of securities beneficially owned by each portfolio manager in the Fund is show below:

William D. Lock -	None
Walter B. Riddell -	None
Peter J. Wright -	None
John S. Goodacre -	None
Christian Derold -	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VKSAISPT3 4/09